Note 9 - Intangible Assets (Details) - Components of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 182,785	$ 165,771
Accumulated amortization	61,823	50,959
Net	120,962	114,812
Trademarks and Trade Names [Member]
Trademarks and trade names:
Indefinite life	23,639	24,178
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	134,112	114,236
Accumulated amortization	50,029	40,081
Net	84,083	74,155
Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,444	5,948
Accumulated amortization	3,222	3,047
Net	2,222	2,901
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,312	2,447
Accumulated amortization	1,220	1,432
Net	1,092	1,015
Management Contracts and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,690	16,220
Accumulated amortization	4,213	3,825
Net	9,477	12,395
Brokerage Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,588	2,742
Accumulated amortization	3,139	2,574
Net	$ 449	$ 168